Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Investment Series Funds, Inc.
Entity Central Index Key	0000889388
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	FDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$9,548	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,448	$10,097	$9,919	$10,000	$9,928
11/30/2016	$9,984	$10,316	$10,528	$10,419	$10,342
11/30/2017	$10,672	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,402	$10,505	$11,016	$10,734	$10,635
11/30/2019	$11,800	$11,639	$12,538	$12,362	$12,188
11/30/2020	$12,820	$12,486	$13,632	$13,496	$13,368
11/30/2021	$12,873	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,101	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,465	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,353	$11,633	$13,639	$12,786	$12,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	2.90%	(0.01%)	2.14%
Class A Shares without sales load	7.75%	0.92%	2.61%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,136,897,891
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,958,128
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	FDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$173	1.67%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,805	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,274	$10,316	$10,528	$10,419	$10,342
11/30/2017	$10,913	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,540	$10,505	$11,016	$10,734	$10,635
11/30/2019	$11,848	$11,639	$12,538	$12,362	$12,188
11/30/2020	$12,774	$12,486	$13,632	$13,496	$13,368
11/30/2021	$12,720	$12,342	$13,753	$13,421	$13,287
11/30/2022	$10,892	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,249	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,121	$11,633	$13,639	$12,786	$12,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.79%	0.13%	1.94%
Class C Shares without sales load	6.79%	0.13%	1.94%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,136,897,891
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,958,128
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class F Shares
Trading Symbol	ISHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$9,897	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,789	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,337	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,056	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,766	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,213	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,273	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,327	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,496	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,884	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,794	$11,633	$13,639	$12,786	$12,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	5.62%	0.72%	2.49%
Class F Shares without sales load	7.66%	0.93%	2.60%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,136,897,891
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,958,128
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000062220
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FDBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,903	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,486	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,248	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,979	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,485	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,598	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,689	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,834	$10,758	$11,904	$11,414	$11,251
11/30/2023	$12,268	$10,885	$12,463	$11,800	$11,556
11/30/2024	$13,235	$11,633	$13,639	$12,786	$12,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.88%	1.17%	2.84%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,136,897,891
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,958,128
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000173769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FDBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,895	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,457	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,213	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,946	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,448	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,560	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,652	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,822	$10,758	$11,904	$11,414	$11,251
11/30/2023	$12,241	$10,885	$12,463	$11,800	$11,556
11/30/2024	$13,223	$11,633	$13,639	$12,786	$12,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	8.02%	1.22%	2.83%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote[a]	The Fund’s Class R6 Shares commenced operations on September 30, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. In relation to the Class R6 Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of the Class R6 Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,136,897,891
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,958,128
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]